Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Notes Payable [Abstract]
Schedule of Notes Payable	Notes payable consisted of the following:
	December 31, 2013		December 31, 2012
Issuing bank	RMB	US$	RMB
SPD Bank	81,990	13,544	38,299
	81,990	13,544	38,299